Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Professional services	$ 127	$ 114
Tax accruals	307	344
Agent Fees	565	12
Other	73	249
Total accrued expenses and other liabilities	$ 1,072	$ 719